STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																12 Months Ended
	Jan. 31, 2025	Dec. 18, 2024	Nov. 05, 2024	Sep. 25, 2024	Aug. 02, 2024	Jul. 11, 2024	May 01, 2024	Apr. 30, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 12, 2024	Jan. 23, 2023	Jan. 31, 2025	Jan. 31, 2024	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Sep. 05, 2024	Jun. 07, 2024	Mar. 28, 2024	Jan. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	10,000,000															10,000,000	10,000,000
Preferred stock, par value	$ 0.001															$ 0.001	$ 0.001
Common stock, par value	0.001															0.001	$ 0.001
Exercise Price	$ 0.125															$ 0.125		$ 0.15	$ 0.24	$ 0.24				$ 0.23
Stock issued during period, new issues																$ 2,095,040
Warrants outstanding	1,093,470															1,093,470
Preferred stock, shares issued	196.67															196.67	23
Preferred stock, shares outstanding	196.67															196.67	23
Common stock, shares authorized	500,000,000															500,000,000	500,000,000
Converted notes payable into shares of common stock issued											880,000
Shares conversion, value																$ 1,048,793	$ 269,085
Common stock, shares issued	261,463,225															261,463,225	214,647,732
Common stock, shares issuable	261,463,225															261,463,225	214,647,732
Common Stock, Shares, Outstanding	261,463,225															261,463,225	214,647,732
Options vested, shares																6,566,000	22,646,000
Exercise price															$ 0.125
Expiration date															Dec. 31, 2027
Stock based compensation expense																$ 378,496
Options vest value	$ 568,000															$ 568,000
Option description																The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2025. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.
Options outstanding	24,120,000															24,120,000
Warrants exercised																		1,340,000	225,000	225,000
Warrants exercised, value	$ 54,616,245															$ 54,616,245
Stock based compensation																$ 2,966,115	$ 2,043,909
January 23, 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 0.15															$ 0.15
Warrants outstanding	41,555,900															41,555,900
May 8, 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 0.24															$ 0.24
Warrants outstanding	11,966,875															11,966,875
Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, new issues				$ 27,500
Number of shares issued				125,000									3,685,000
Accrued compensation					$ 31,250		$ 31,250
Converted notes payable into shares of common stock issued					125,000		195,313				1,666,667
Stock issued during period, shares, service				125,000
Cashless conversion													5,360,000
Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, new issues				$ 565,400
Number of shares issued				2,570,000									3,685,000
Accrued compensation	$ 42,500		$ 42,500		$ 42,500		$ 17,500
Converted notes payable into shares of common stock issued					170,000		109,375				1,306,667
Stock issued during period, shares, service				2,570,000
Cashless conversion													5,360,000
Options outstanding	8,040,000															8,040,000
Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, new issues				$ 550,000
Number of shares issued				2,500,000									3,685,000
Accrued compensation	$ 87,500		87,500		$ 87,500		$ 62,500
Converted notes payable into shares of common stock issued					350,000		390,625
Stock issued during period, shares, service				2,500,000
Options vested, shares													5,360,000
Cashless conversion													5,360,000
Options outstanding	8,040,000															8,040,000
Other Employees and Non-employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted compensation, shares					439,000
Converted compensation					$ 574,750
Employees and Non-employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, new issues				$ 82,500
Number of shares issued				375,000
Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued													3,685,000
Converted notes payable into shares of common stock issued											400,000
Cashless conversion													5,360,000
Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation	$ 55,000
Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation	$ 62,500
Former Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding	8,040,000															8,040,000
Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted notes payable into shares of common stock issued											2,666,666
Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued								1,041,667
Former Officer [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation	$ 47,500		47,500
Former Officer [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation	165,534
Consultant [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation	$ 20,000		$ 20,000
Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares conversion, value		$ 30,000
Non-Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																2,387,802
Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, service																189,000
Officers Directors and Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options issued															56,615,000
Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price			$ 0.15
Stock issued during period, new issues			$ 75,000
Warrants exercised			500,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, new issues
Number of shares issued						9,283,333
Shares conversion, value																$ 12,848	$ 3,845
Number of shares conversion										1,005,000						12,848,116	3,844,073
Stock issued during period, shares, service																	2,345,836
Warrants exercised, value																		$ 201,000	$ 54,000	$ 54,000
Common Stock [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares conversion									1,041,667
Common Stock [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	106,784		193,182
Number of shares conversion												816,666
Common Stock [Member] | Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	219,849		397,727
Common Stock [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares conversion										251,250
Common Stock [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	138,192
Common Stock [Member] | Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	157,036
Common Stock [Member] | Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares conversion												1,666,670
Common Stock [Member] | Former Officer [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	119,347		215,909
Common Stock [Member] | Former Officer [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	415,916
Common Stock [Member] | Consultant [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	50,251		90,909
Common Stock [Member] | Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares conversion		125,000
Common Stock [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised, value			$ 75,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price																					$ 0.24	$ 0.24	$ 0.24
Stock issued during period, new issues																$ 156,746
Number of shares issued																1,125,000
Warrants shares						11,604,167
Cashless conversion										1,608,000
Warrants exercised																					62,500	750,000	10,166,875
Warrants expire date																					Sep. 05, 2027	Jun. 07, 2027	Mar. 28, 2027
Warrant [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless conversion									1,666,667
Warrant [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless conversion												1,306,667
Warrant [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless conversion										400,000
Warrant [Member] | Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless conversion												2,666,666
Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value	$ 0.001															$ 0.001
Preferred units description														On January 12, 2024, we entered into Unit Subscription Purchase Agreements (“Subscription Agreements”) with purchasers for an aggregate of 23 (“Units”) at a price of $12,000 per Unit. Each Unit comprised of one (1) share of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share (the “Series A Preferred Stock”), and (ii) 62,500 common stock purchase warrants (the “Warrants”).
Common stock, par value	$ 0.001													$ 0.001		$ 0.001
Warrant term	3 years													3 years		3 years
Exercise Price	$ 0.24															$ 0.24
Private placement offering per share	$ 12,000															$ 12,000
Private placement offering																$ 2,084,040
Warrants outstanding	62,500															62,500
Warrants shares	50,000															50,000
Subscription Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted compensation, shares														50,000
Subscription Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price														$ 0.24